Convertible Notes and Warrant Liabilities - Warrant valuation model, assumptions (Details)	Sep. 10, 2011	Apr. 30, 2011	Nov. 04, 2010
Warrant A
Strike price	0.4	0.4	0.4
Volatility	425.85%	480.18%	596.03%
Term (years)			5
Risk-free rate	1.04%	1.04%	1.04%
Dividends	0.00%	0.00%	0.00%
Warrant B
Strike Price	0.5	0.5	0.5
Volatility	425.85%	480.18%	596.03%
Term (years)	5	5	5
Risk-free rate	1.04%	1.04%	1.04%
Dividends	0.00%	0.00%	0.00%